Share-Based Compensation - Summary of NES Activities under 2006 and 2016 Share Incentive Plan (Detail) - 2006 and 2016 Share Incentive Plan [Member]	12 Months Ended
May 31, 2026 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of NES, Beginning balance | shares	47,805,400
Number of NES, Vested | shares	(11,168,860)
Number of NES, Forfeited | shares	(539,010)
Number of NES, Ending balance | shares	36,097,530
Weighted-average grant date fair value, Beginning balance | $ / shares	$ 4.29
Weighted-average grant date fair value, Vested | $ / shares	3.03
Weighted-average grant date fair value, Forfeited | $ / shares	4.58
Weighted-average grant date fair value, Ending balance | $ / shares	$ 4.68